Financial risk management objectives and policies - Credit risk (Details) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2024 USD ($) customer item	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2024 USD ($)
Current assets
Cash at bank and in hand	$ 1,215	$ 1,325	$ 1,411	$ 1,215
Other short-term equivalents	4,273	4,515	4,755	4,273
Cash and cash equivalents	5,488	5,840	6,166	5,488
Cash collateral pledged to counterparties	129	102	162	129
Fixed deposits			64
Derivative financial instruments	54	116	87	54
Non-current assets
Derivative financial instruments	$ 182	$ 228	$ 74	$ 182
Credit risk
Number of significant wholesalers | customer	1	1	1
AAA rating
Credit risk
Number of fund managers for money market securities	6			6
AAA rating | Maximum
Credit risk
Single investment as percentage of overall fund value	10.00%			10.00%
US
Credit risk
Number of significant wholesalers | item	3
US | All major wholesalers
Credit risk
Percentage of sales	74.00%	80.00%	73.00%
Trade receivables | Cost
Non-current assets
Financial assets	$ 8,335	$ 8,452	$ 7,271	$ 8,335
Movements in provisions for trade receivables
At 1 January	(8,452)	(7,271)
At 31 December	(8,335)	(8,452)	(7,271)	(8,335)
Trade receivables | Loss allowance
Non-current assets
Financial assets	(33)	(45)	(59)	(33)
Movements in provisions for trade receivables
At 1 January	45	59	23	23
Income statement	(3)	(14)	37
Amounts utilised, exchange and other movements	(9)		(1)
At 31 December	$ 33	$ 45	$ 59	$ 33
Trade receivables | Not past due
Non-current assets
Expected loss rate	0.01%	0.01%	0.03%	0.01%
Trade receivables | Not past due | Cost
Non-current assets
Financial assets	$ 7,679	$ 7,709	$ 6,791	$ 7,679
Movements in provisions for trade receivables
At 1 January	(7,709)	(6,791)
At 31 December	(7,679)	(7,709)	(6,791)	(7,679)
Trade receivables | Not past due | Loss allowance
Non-current assets
Financial assets	(1)	(1)	(2)	(1)
Movements in provisions for trade receivables
At 1 January	1	2
At 31 December	$ 1	$ 1	$ 2	$ 1
Trade receivables | Past due 0 - 90 days
Non-current assets
Expected loss rate	0.60%	0.30%	0.30%	0.60%
Trade receivables | Past due 0 - 90 days | Cost
Non-current assets
Financial assets	$ 171	$ 342	$ 331	$ 171
Movements in provisions for trade receivables
At 1 January	(342)	(331)
At 31 December	(171)	(342)	(331)	(171)
Trade receivables | Past due 0 - 90 days | Loss allowance
Non-current assets
Financial assets	(1)	(1)	(1)	(1)
Movements in provisions for trade receivables
At 1 January	1	1
At 31 December	$ 1	$ 1	$ 1	$ 1
Trade receivables | Past due 90 - 180 days
Non-current assets
Expected loss rate	3.50%	0.80%	32.00%	3.50%
Trade receivables | Past due 90 - 180 days | Cost
Non-current assets
Financial assets	$ 86	$ 121	$ 50	$ 86
Movements in provisions for trade receivables
At 1 January	(121)	(50)
At 31 December	(86)	(121)	(50)	(86)
Trade receivables | Past due 90 - 180 days | Loss allowance
Non-current assets
Financial assets	(3)	(1)	(16)	(3)
Movements in provisions for trade receivables
At 1 January	1	16
At 31 December	$ 3	$ 1	$ 16	$ 3
Trade receivables | Past due > 180 days
Non-current assets
Expected loss rate	7.00%	15.00%	40.60%	7.00%
Trade receivables | Past due > 180 days | Cost
Non-current assets
Financial assets	$ 399	$ 280	$ 99	$ 399
Movements in provisions for trade receivables
At 1 January	(280)	(99)
At 31 December	(399)	(280)	(99)	(399)
Trade receivables | Past due > 180 days | Loss allowance
Non-current assets
Financial assets	(28)	(42)	(40)	(28)
Movements in provisions for trade receivables
At 1 January	42	40
At 31 December	28	42	40	$ 28
Provisions for trade receivables | Trade receivables
Non-current assets
Payment profile period (in months)				36 months
Credit risk
Current assets
Cash at bank and in hand	1,215	1,325	1,411	$ 1,215
Money market liquidity fund	4,177	4,425	4,486	4,177
Other short-term equivalents	96	90	269	96
Cash and cash equivalents	5,488	5,840	6,166	5,488
Fixed income securities at fair value through profit and loss	37	20	13	37
Cash collateral pledged to counterparties	129	102	162	129
Fixed deposits			64
Derivative financial instruments	54	116	87	54
Current assets subject to credit risk	5,708	6,078	6,492	5,708
Non-current assets
Derivative financial instruments	182	228	74	182
Non-current assets subject to credit risk	$ 182	$ 228	$ 74	$ 182